Quarterly Holdings Report
for
Fidelity® Short-Term Bond Index Fund
May 31, 2022
SDX-NPRT3-0722
1.9884841.104
Nonconvertible Bonds - 30.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.2%
Telefonica Emisiones S.A.U. 4.103% 3/8/27	580,000	577,968
Verizon Communications, Inc.:
0.75% 3/22/24	1,600,000	1,547,638
0.85% 11/20/25	1,600,000	1,475,950
1.45% 3/20/26	1,239,000	1,151,589
		4,753,145
Entertainment - 0.1%
Activision Blizzard, Inc. 3.4% 9/15/26	350,000	349,310
The Walt Disney Co.:
1.75% 1/13/26	760,000	720,652
3.35% 3/24/25	900,000	908,150
3.375% 11/15/26	310,000	308,283
		2,286,395
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	850,000	789,459
1.998% 8/15/26	650,000	623,921
Baidu, Inc. 1.72% 4/9/26	1,000,000	918,670
		2,332,050
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	1,350,000	1,350,350
4.5% 2/1/24	980,000	995,061
4.908% 7/23/25	360,000	367,589
Comcast Corp.:
2.35% 1/15/27	270,000	256,526
3.15% 3/1/26	750,000	743,307
3.375% 2/15/25	920,000	926,648
3.375% 8/15/25	940,000	943,315
3.7% 4/15/24	1,970,000	2,002,563
3.95% 10/15/25	470,000	479,457
Discovery Communications LLC:
3.25% 4/1/23	60,000	59,945
3.9% 11/15/24	100,000	100,239
4.9% 3/11/26	720,000	742,324
Fox Corp. 4.03% 1/25/24	650,000	659,465
Grupo Televisa SA de CV 6.625% 3/18/25	290,000	308,723
Magallanes, Inc.:
3.638% 3/15/25 (b)	700,000	691,140
3.755% 3/15/27 (b)	1,640,000	1,591,784
Paramount Global:
2.9% 1/15/27	190,000	179,742
4.75% 5/15/25	440,000	451,174
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	120,000	112,906
3% 2/13/26	130,000	128,937
		13,091,195
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	580,000	563,967
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	290,000	265,469
3.5% 4/15/25	1,030,000	1,022,104
Vodafone Group PLC:
3.75% 1/16/24	1,170,000	1,184,075
4.125% 5/30/25	190,000	193,387
		3,229,002
TOTAL COMMUNICATION SERVICES		25,691,787
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
Magna International, Inc. 4.15% 10/1/25	360,000	365,832
Automobiles - 0.6%
American Honda Finance Corp.:
1% 9/10/25	1,450,000	1,340,879
1.2% 7/8/25	505,000	471,917
1.5% 1/13/25	240,000	230,073
2.05% 1/10/23	160,000	159,455
2.15% 9/10/24	740,000	724,536
3.55% 1/12/24	250,000	253,410
General Motors Co. 4% 4/1/25	390,000	390,473
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,027,000	984,209
1.25% 1/8/26	1,070,000	961,702
3.25% 1/5/23	50,000	50,139
3.5% 11/7/24	370,000	368,238
3.95% 4/13/24	320,000	322,124
4% 1/15/25	530,000	531,397
4% 10/6/26	640,000	627,179
4.15% 6/19/23	250,000	251,990
4.25% 5/15/23	70,000	70,764
4.3% 7/13/25	840,000	844,590
5.1% 1/17/24	1,503,000	1,539,331
5.25% 3/1/26	590,000	606,805
Stellantis NV 5.25% 4/15/23	620,000	628,885
Toyota Motor Corp.:
0.681% 3/25/24	1,230,000	1,184,279
1.339% 3/25/26	110,000	101,875
2.358% 7/2/24	720,000	711,185
		13,355,435
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc. 5% 2/15/26	330,000	335,325
Las Vegas Sands Corp.:
2.9% 6/25/25	250,000	230,383
3.2% 8/8/24	1,160,000	1,112,778
Marriott International, Inc.:
3.125% 6/15/26	190,000	184,123
3.6% 4/15/24	1,430,000	1,435,039
McDonald's Corp.:
1.45% 9/1/25	110,000	103,605
3.3% 7/1/25	1,310,000	1,310,005
3.35% 4/1/23	940,000	948,401
3.7% 1/30/26	110,000	111,051
Starbucks Corp.:
2.45% 6/15/26	350,000	335,826
3.1% 3/1/23	100,000	100,518
3.8% 8/15/25	583,000	590,432
		6,797,486
Household Durables - 0.1%
D.R. Horton, Inc. 1.3% 10/15/26	750,000	666,213
Lennar Corp.:
4.5% 4/30/24	400,000	405,319
4.75% 11/15/22 (c)	650,000	653,683
4.75% 5/30/25	400,000	407,957
5.875% 11/15/24	100,000	104,013
		2,237,185
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. 3.6% 11/28/24	2,000,000	1,997,780
Amazon.com, Inc.:
0.4% 6/3/23	210,000	205,955
0.8% 6/3/25	2,158,000	2,028,188
1% 5/12/26	1,168,000	1,077,231
2.4% 2/22/23	1,410,000	1,407,890
eBay, Inc.:
1.4% 5/10/26	666,000	609,212
3.45% 8/1/24	100,000	100,299
		7,426,555
Multiline Retail - 0.1%
Kohl's Corp. 9.5% 5/15/25	290,000	314,902
Target Corp.:
2.25% 4/15/25	313,000	306,319
2.5% 4/15/26	420,000	411,202
3.5% 7/1/24	570,000	578,785
		1,611,208
Specialty Retail - 0.3%
AutoZone, Inc. 3.125% 4/21/26	270,000	264,470
Lowe's Companies, Inc. 4% 4/15/25	2,863,000	2,913,772
Ross Stores, Inc. 4.6% 4/15/25	450,000	460,350
The Home Depot, Inc.:
2.125% 9/15/26	480,000	458,231
2.7% 4/1/23	950,000	953,090
3% 4/1/26	100,000	99,561
3.35% 9/15/25	720,000	727,513
		5,876,987
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	836,000	820,896
2.75% 3/27/27	550,000	537,862
		1,358,758
TOTAL CONSUMER DISCRETIONARY		39,029,446
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	780,000	781,101
Constellation Brands, Inc.:
3.7% 12/6/26	340,000	337,799
4.75% 11/15/24	710,000	731,462
Diageo Capital PLC 2.625% 4/29/23	1,700,000	1,701,870
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	110,000	104,312
3.4% 11/15/25	150,000	148,933
4.417% 5/25/25	237,000	242,396
Molson Coors Beverage Co. 3% 7/15/26	840,000	808,474
PepsiCo, Inc.:
2.25% 3/19/25	1,870,000	1,842,563
2.375% 10/6/26	500,000	483,703
3.6% 3/1/24	120,000	121,604
The Coca-Cola Co. 1.75% 9/6/24	510,000	503,463
		7,807,680
Food & Staples Retailing - 0.3%
Kroger Co.:
2.65% 10/15/26	120,000	114,667
3.5% 2/1/26	200,000	198,061
Sysco Corp. 3.3% 7/15/26	590,000	581,385
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	360,000	356,207
3.8% 11/18/24	910,000	920,990
Walmart, Inc.:
2.35% 12/15/22	41,000	41,140
2.85% 7/8/24	370,000	371,231
3.05% 7/8/26	1,150,000	1,150,764
3.4% 6/26/23	1,740,000	1,761,020
3.55% 6/26/25	280,000	284,792
		5,780,257
Food Products - 0.3%
Bunge Ltd. Finance Corp. 3.25% 8/15/26	600,000	580,699
Campbell Soup Co. 3.65% 3/15/23	1,276,000	1,285,161
Conagra Brands, Inc.:
4.3% 5/1/24	700,000	709,592
4.6% 11/1/25	230,000	234,435
General Mills, Inc.:
2.6% 10/12/22	50,000	50,087
4% 4/17/25	490,000	498,002
Kraft Heinz Foods Co. 3% 6/1/26	430,000	415,643
McCormick & Co., Inc. 2.7% 8/15/22	23,000	23,024
Tyson Foods, Inc. 4% 3/1/26	550,000	554,873
Unilever Capital Corp.:
2% 7/28/26	280,000	264,817
3.1% 7/30/25	370,000	369,839
3.25% 3/7/24	900,000	907,063
		5,893,235
Household Products - 0.0%
Procter & Gamble Co.:
0.55% 10/29/25	640,000	591,744
1% 4/23/26	550,000	508,633
		1,100,377
Tobacco - 0.3%
Altria Group, Inc.:
2.35% 5/6/25	270,000	259,114
2.625% 9/16/26	390,000	368,964
3.8% 2/14/24	690,000	695,373
4.4% 2/14/26	100,000	101,401
BAT Capital Corp.:
3.215% 9/6/26	200,000	191,013
3.222% 8/15/24	1,700,000	1,686,991
BAT International Finance PLC 1.668% 3/25/26	680,000	613,985
Philip Morris International, Inc.:
1.5% 5/1/25	760,000	722,867
2.875% 5/1/24	390,000	390,489
Reynolds American, Inc. 4.45% 6/12/25	650,000	658,330
		5,688,527
TOTAL CONSUMER STAPLES		26,270,076
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
BP Capital Markets PLC:
2.5% 11/6/22	60,000	60,034
3.535% 11/4/24	720,000	727,628
3.994% 9/26/23	2,860,000	2,906,544
Canadian Natural Resources Ltd.:
2.05% 7/15/25	280,000	265,610
2.95% 1/15/23	645,000	646,006
Cenovus Energy, Inc. 5.375% 7/15/25	280,000	292,334
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	770,000	800,997
7% 6/30/24	240,000	251,928
Chevron Corp.:
1.141% 5/11/23	700,000	691,758
1.554% 5/11/25	1,000,000	958,593
2.355% 12/5/22	63,000	63,056
2.895% 3/3/24	2,510,000	2,518,096
2.954% 5/16/26	810,000	804,552
3.326% 11/17/25	250,000	251,436
Chevron U.S.A., Inc. 3.9% 11/15/24	110,000	112,400
ConocoPhillips Co. 2.4% 3/7/25	1,200,000	1,178,183
Devon Energy Corp. 5.25% 9/15/24	500,000	516,183
Enbridge, Inc.:
1.6% 10/4/26	300,000	272,706
3.5% 6/10/24	220,000	220,525
Energy Transfer LP:
2.9% 5/15/25	1,010,000	984,050
3.9% 5/15/24 (c)	620,000	619,506
4.9% 2/1/24	1,140,000	1,156,388
5.875% 1/15/24	365,000	375,864
5.95% 12/1/25	370,000	391,536
Enterprise Products Operating LP:
3.35% 3/15/23	1,860,000	1,867,332
3.75% 2/15/25	370,000	371,120
EOG Resources, Inc. 3.15% 4/1/25	1,610,000	1,603,879
Equinor ASA:
2.875% 4/6/25	700,000	695,431
3.7% 3/1/24	1,000,000	1,012,997
Exxon Mobil Corp.:
1.571% 4/15/23	1,660,000	1,653,497
2.019% 8/16/24	3,230,000	3,181,749
2.275% 8/16/26	650,000	625,911
2.992% 3/19/25	900,000	898,732
Kinder Morgan, Inc.:
1.75% 11/15/26	610,000	557,181
3.15% 1/15/23	2,951,000	2,962,411
Marathon Petroleum Corp. 4.7% 5/1/25	1,675,000	1,718,800
MPLX LP:
1.75% 3/1/26	840,000	768,293
3.375% 3/15/23	200,000	200,875
4.5% 7/15/23	1,750,000	1,770,760
ONEOK, Inc.:
5.85% 1/15/26	520,000	547,457
7.5% 9/1/23	670,000	700,631
Phillips 66 Co.:
3.55% 10/1/26 (b)	390,000	384,428
3.85% 4/9/25	1,000,000	1,010,827
Pioneer Natural Resources Co.:
0.55% 5/15/23	1,500,000	1,467,048
1.125% 1/15/26	270,000	246,094
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	920,000	915,434
4.5% 12/15/26	230,000	231,386
4.65% 10/15/25	140,000	141,725
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (c)	140,000	142,337
5.625% 3/1/25	1,050,000	1,090,929
5.875% 6/30/26	450,000	475,278
Shell International Finance BV:
2% 11/7/24	700,000	687,535
2.875% 5/10/26	300,000	295,095
3.25% 5/11/25	310,000	311,672
3.5% 11/13/23	2,460,000	2,487,161
Spectra Energy Partners LP 4.75% 3/15/24	1,050,000	1,072,154
The Williams Companies, Inc.:
3.7% 1/15/23	780,000	783,574
4% 9/15/25	760,000	762,564
4.5% 11/15/23	810,000	822,884
Total Capital International SA:
3.7% 1/15/24	190,000	192,706
3.75% 4/10/24	1,400,000	1,424,126
TransCanada PipeLines Ltd. 4.875% 1/15/26	340,000	350,862
Valero Energy Corp. 2.85% 4/15/25	1,000,000	979,772
		54,478,560
FINANCIALS - 13.8%
Banks - 8.3%
Abbey National PLC:
2.1% 1/13/23	2,720,000	2,708,719
4% 3/13/24	100,000	101,362
Banco Santander SA:
1.722% 9/14/27 (c)	600,000	533,988
1.849% 3/25/26	1,200,000	1,096,348
4.175% 3/24/28 (c)	600,000	586,521
5.179% 11/19/25	400,000	408,600
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	1,250,000	1,188,407
0.523% 6/14/24 (c)	1,200,000	1,165,573
0.81% 10/24/24 (c)	1,880,000	1,813,101
0.981% 9/25/25 (c)	2,000,000	1,876,046
1.319% 6/19/26 (c)	1,000,000	922,699
1.658% 3/11/27 (c)	820,000	750,762
1.734% 7/22/27 (c)	3,260,000	2,968,224
2.456% 10/22/25 (c)	1,400,000	1,356,130
3.004% 12/20/23 (c)	250,000	249,936
3.3% 1/11/23	1,490,000	1,500,205
3.458% 3/15/25 (c)	1,080,000	1,079,288
3.864% 7/23/24 (c)	100,000	100,691
3.875% 8/1/25	2,130,000	2,166,139
3.95% 4/21/25	580,000	583,887
4.2% 8/26/24	320,000	325,211
4.25% 10/22/26	2,030,000	2,052,632
4.376% 4/27/28 (c)	1,900,000	1,914,256
Bank of Montreal:
0.949% 1/22/27 (c)	100,000	90,052
1.25% 9/15/26	750,000	674,675
4.338% 10/5/28 (c)	1,650,000	1,665,606
Bank of Nova Scotia:
0.55% 9/15/23	2,000,000	1,942,547
1.3% 9/15/26	110,000	99,080
2.2% 2/3/25	350,000	338,616
3.4% 2/11/24	1,170,000	1,174,695
4.5% 12/16/25	1,300,000	1,320,173
Barclays PLC:
2.279% 11/24/27 (c)	1,200,000	1,086,750
2.852% 5/7/26 (c)	400,000	384,682
4.338% 5/16/24 (c)	2,400,000	2,419,264
4.375% 9/11/24	1,220,000	1,234,760
4.375% 1/12/26	520,000	521,627
5.2% 5/12/26	200,000	203,264
BB&T Corp. 3.75% 12/6/23	1,190,000	1,205,870
Canadian Imperial Bank of Commerce:
0.5% 12/14/23	100,000	96,279
0.95% 6/23/23	1,500,000	1,469,579
1.25% 6/22/26	490,000	441,805
3.1% 4/2/24	1,200,000	1,198,818
Capital One Bank NA 3.375% 2/15/23	650,000	653,333
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	210,000	212,131
1.122% 1/28/27 (c)	2,100,000	1,889,090
1.462% 6/9/27 (c)	2,200,000	1,980,078
2.7% 10/27/22	40,000	40,102
3.106% 4/8/26 (c)	2,040,000	1,991,316
3.3% 4/27/25	1,420,000	1,409,003
3.352% 4/24/25 (c)	1,400,000	1,390,594
3.887% 1/10/28 (c)	1,130,000	1,112,019
4.4% 6/10/25	140,000	141,519
4.6% 3/9/26	750,000	760,416
5.5% 9/13/25	1,500,000	1,569,155
Comerica, Inc. 3.7% 7/31/23	100,000	100,761
Discover Bank 2.45% 9/12/24	1,150,000	1,123,171
Export-Import Bank of Korea:
0.625% 2/9/26	1,200,000	1,092,816
2.375% 6/25/24	710,000	703,359
Fifth Third Bancorp:
2.375% 1/28/25	1,280,000	1,240,272
3.65% 1/25/24	450,000	453,182
HSBC Holdings PLC:
0.732% 8/17/24 (c)	800,000	772,289
0.976% 5/24/25 (c)	2,000,000	1,887,382
2.633% 11/7/25 (c)	1,600,000	1,546,508
2.999% 3/10/26 (c)	5,000,000	4,843,238
3.033% 11/22/23 (c)	7,480,000	7,485,311
4.25% 8/18/25	444,000	444,372
4.292% 9/12/26 (c)	300,000	298,912
ING Groep NV:
1.726% 4/1/27 (c)	484,000	437,131
4.017% 3/28/28 (c)	250,000	243,870
Intesa Sanpaolo SpA 5.25% 1/12/24	200,000	203,493
Japan Bank International Cooperation:
0.625% 5/22/23	6,820,000	6,705,126
1.875% 7/21/26	900,000	855,948
2.375% 7/21/22	450,000	450,605
2.375% 11/16/22	200,000	200,250
2.5% 5/23/24	200,000	198,832
JPMorgan Chase & Co.:
0.653% 9/16/24 (c)	2,660,000	2,574,642
0.768% 8/9/25 (c)	2,100,000	1,974,629
0.824% 6/1/25 (c)	1,000,000	948,106
1.04% 2/4/27 (c)	1,500,000	1,349,455
1.045% 11/19/26 (c)	470,000	426,341
1.47% 9/22/27 (c)	690,000	621,476
1.578% 4/22/27 (c)	3,211,000	2,939,708
2.083% 4/22/26 (c)	1,500,000	1,426,177
2.301% 10/15/25 (c)	1,200,000	1,160,814
3.2% 1/25/23	47,000	47,356
3.2% 6/15/26	150,000	148,125
3.22% 3/1/25 (c)	730,000	725,899
3.559% 4/23/24 (c)	100,000	100,340
3.797% 7/23/24 (c)	860,000	864,904
4.125% 12/15/26	460,000	462,569
4.323% 4/26/28 (c)	3,000,000	3,026,730
KeyBank NA 3.3% 6/1/25	1,200,000	1,194,785
Korea Development Bank 0.4% 6/19/24	2,200,000	2,093,155
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	650,000	633,277
1.627% 5/11/27 (c)	210,000	189,349
2.438% 2/5/26 (c)	200,000	191,999
2.907% 11/7/23 (c)	600,000	599,374
3.9% 3/12/24	200,000	201,016
4.05% 8/16/23	1,540,000	1,558,192
4.5% 11/4/24	2,290,000	2,312,449
4.65% 3/24/26	330,000	331,938
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	730,000	678,405
1.538% 7/20/27 (c)	900,000	808,085
2.757% 9/13/26	1,110,000	1,053,117
2.801% 7/18/24	3,500,000	3,455,643
3.407% 3/7/24	270,000	270,885
3.455% 3/2/23	900,000	905,972
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	1,708,000	1,652,139
1.234% 5/22/27 (c)	210,000	186,209
1.554% 7/9/27 (c)	743,000	663,978
2.226% 5/25/26 (c)	200,000	189,901
2.839% 7/16/25 (c)	200,000	196,090
NatWest Group PLC:
2.359% 5/22/24 (c)	1,186,000	1,173,532
3.875% 9/12/23	425,000	427,485
4.269% 3/22/25 (c)	200,000	200,442
4.519% 6/25/24 (c)	400,000	403,799
4.8% 4/5/26	990,000	1,002,447
5.125% 5/28/24	490,000	497,594
6.125% 12/15/22	2,370,000	2,407,424
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	583,000	537,055
3.125% 11/7/23	230,000	232,081
PNC Bank NA 3.25% 6/1/25	1,040,000	1,037,457
PNC Financial Services Group, Inc.:
1.15% 8/13/26	900,000	819,728
2.2% 11/1/24	560,000	549,780
Rabobank Nederland 4.375% 8/4/25	360,000	361,747
Rabobank Nederland New York Branch:
0.375% 1/12/24	1,700,000	1,629,141
2.75% 1/10/23	1,320,000	1,322,311
Royal Bank of Canada:
0.875% 1/20/26	2,060,000	1,864,012
1.2% 4/27/26	500,000	454,427
2.05% 1/21/27	600,000	555,273
2.55% 7/16/24	1,190,000	1,175,790
3.7% 10/5/23	560,000	568,247
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	500,000	454,014
3.4% 1/18/23	420,000	420,777
3.5% 6/7/24	210,000	208,929
4.5% 7/17/25	1,270,000	1,284,078
Santander UK Group Holdings PLC:
1.089% 3/15/25 (c)	400,000	378,765
1.532% 8/21/26 (c)	540,000	493,168
1.673% 6/14/27 (c)	420,000	375,578
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,399,714
2.174% 1/14/27	1,400,000	1,288,803
2.348% 1/15/25	800,000	773,818
2.632% 7/14/26	1,520,000	1,439,492
2.784% 7/12/22	67,000	67,074
3.01% 10/19/26	240,000	229,748
3.748% 7/19/23	115,000	116,146
3.936% 10/16/23	1,740,000	1,762,026
SVB Financial Group 1.8% 10/28/26	360,000	327,185
The Toronto-Dominion Bank:
0.55% 3/4/24	4,440,000	4,249,753
0.75% 1/6/26	520,000	470,192
1.2% 6/3/26	390,000	354,187
2.65% 6/12/24	1,550,000	1,536,122
3.25% 3/11/24	280,000	281,266
3.625% 9/15/31 (c)	630,000	617,944
Truist Financial Corp.:
1.2% 8/5/25	1,100,000	1,024,044
1.267% 3/2/27 (c)	937,000	852,587
U.S. Bancorp:
2.375% 7/22/26	380,000	363,077
3.6% 9/11/24	1,360,000	1,372,005
3.7% 1/30/24	610,000	618,754
3.95% 11/17/25	2,530,000	2,577,167
Wells Fargo & Co.:
0.805% 5/19/25 (c)	2,500,000	2,366,899
2.188% 4/30/26 (c)	510,000	485,016
2.406% 10/30/25 (c)	1,390,000	1,347,575
3% 2/19/25	600,000	595,319
3% 10/23/26	100,000	96,432
3.196% 6/17/27 (c)	2,580,000	2,497,112
3.55% 9/29/25	1,350,000	1,349,149
3.75% 1/24/24	960,000	972,828
3.908% 4/25/26 (c)	1,200,000	1,199,548
4.1% 6/3/26	460,000	461,063
Westpac Banking Corp.:
2.5% 6/28/22	37,000	37,029
2.85% 5/13/26	330,000	320,580
2.894% 2/4/30 (c)	630,000	603,057
3.3% 2/26/24	2,690,000	2,706,994
3.65% 5/15/23	60,000	60,475
4.322% 11/23/31 (c)	720,000	704,836
		185,975,777
Capital Markets - 2.6%
Ares Capital Corp.:
2.15% 7/15/26	100,000	88,002
3.25% 7/15/25	150,000	142,725
3.5% 2/10/23	2,070,000	2,075,602
3.875% 1/15/26	800,000	765,072
4.2% 6/10/24	250,000	250,937
Bank of New York Mellon Corp.:
0.35% 12/7/23	2,700,000	2,609,140
0.75% 1/28/26	540,000	491,910
3.4% 5/15/24	730,000	736,827
3.65% 2/4/24	2,550,000	2,589,908
BlackRock, Inc.:
3.375% 6/1/22	35,000	35,000
3.5% 3/18/24	410,000	415,354
Charles Schwab Corp.:
0.75% 3/18/24	686,000	662,994
0.9% 3/11/26	940,000	855,436
2.45% 3/3/27	560,000	532,653
3.55% 2/1/24	450,000	454,564
3.85% 5/21/25	1,100,000	1,118,207
CME Group, Inc. 3% 3/15/25	310,000	308,996
Credit Suisse AG:
0.495% 2/2/24	1,200,000	1,145,221
1.25% 8/7/26	430,000	382,451
2.95% 4/9/25	1,500,000	1,461,915
Credit Suisse Group AG:
3.75% 3/26/25	400,000	396,274
4.55% 4/17/26	920,000	918,964
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	926,241
Deutsche Bank AG New York Branch:
1.686% 3/19/26	400,000	366,633
2.129% 11/24/26 (c)	1,400,000	1,279,425
2.311% 11/16/27 (c)	800,000	708,145
2.552% 1/7/28 (c)	390,000	346,721
3.95% 2/27/23	200,000	200,784
Franklin Resources, Inc. 2.85% 3/30/25	160,000	157,765
GE Capital Funding LLC 3.45% 5/15/25	330,000	328,001
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (c)	4,000,000	3,953,302
0.855% 2/12/26 (c)	550,000	507,699
1.093% 12/9/26 (c)	1,400,000	1,266,678
1.431% 3/9/27 (c)	1,660,000	1,499,813
1.948% 10/21/27 (c)	3,320,000	3,026,688
2.905% 7/24/23 (c)	155,000	155,022
3.2% 2/23/23	200,000	200,888
3.272% 9/29/25 (c)	800,000	792,065
3.615% 3/15/28 (c)	890,000	867,877
3.625% 2/20/24	440,000	443,454
3.75% 2/25/26	1,170,000	1,170,975
4.25% 10/21/25	370,000	374,816
Intercontinental Exchange, Inc.:
2.35% 9/15/22	125,000	125,298
3.45% 9/21/23	820,000	832,398
Moody's Corp. 3.75% 3/24/25	450,000	453,633
Morgan Stanley:
0.56% 11/10/23 (c)	500,000	494,819
0.864% 10/21/25 (c)	2,300,000	2,153,496
0.985% 12/10/26 (c)	1,600,000	1,440,236
1.512% 7/20/27 (c)	4,650,000	4,204,015
1.593% 5/4/27 (c)	1,300,000	1,183,079
2.72% 7/22/25 (c)	1,040,000	1,017,980
3.125% 1/23/23	2,110,000	2,122,607
4.35% 9/8/26	120,000	121,450
5% 11/24/25	1,248,000	1,291,357
6.25% 8/9/26	140,000	151,785
NASDAQ, Inc. 3.85% 6/30/26	270,000	270,720
Nomura Holdings, Inc.:
1.653% 7/14/26	1,160,000	1,044,450
1.851% 7/16/25	1,000,000	934,846
S&P Global, Inc. 2.45% 3/1/27 (b)	400,000	379,567
State Street Corp.:
1.684% 11/18/27 (c)	450,000	410,545
3.3% 12/16/24	1,790,000	1,802,834
3.776% 12/3/24 (c)	700,000	707,561
		58,153,820
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	150,000	133,943
2.45% 10/29/26	2,362,000	2,112,058
2.875% 8/14/24	750,000	725,996
3.3% 1/23/23	300,000	299,927
4.125% 7/3/23	390,000	389,687
4.45% 10/1/25	440,000	432,835
4.5% 9/15/23	288,000	288,993
Ally Financial, Inc.:
1.45% 10/2/23	400,000	390,972
3.05% 6/5/23	1,000,000	1,000,531
5.125% 9/30/24	330,000	340,395
5.8% 5/1/25	1,900,000	1,986,392
American Express Co.:
2.5% 7/30/24	3,102,000	3,059,660
3.4% 2/22/24	200,000	200,831
Capital One Financial Corp.:
3.2% 1/30/23	2,055,000	2,066,213
3.3% 10/30/24	440,000	437,089
3.75% 7/28/26	340,000	332,654
3.9% 1/29/24	1,270,000	1,282,835
4.2% 10/29/25	640,000	643,781
Discover Financial Services 4.5% 1/30/26	100,000	100,751
Ford Motor Credit Co. LLC 3.81% 1/9/24	200,000	198,714
GE Capital International Funding Co. 3.373% 11/15/25	550,000	547,196
John Deere Capital Corp.:
0.625% 9/10/24	2,000,000	1,903,190
2.35% 3/8/27	1,260,000	1,199,527
2.7% 1/6/23	1,774,000	1,776,074
3.65% 10/12/23	450,000	456,395
Synchrony Financial:
3.7% 8/4/26	220,000	212,418
4.5% 7/23/25	448,000	446,520
Toyota Motor Credit Corp.:
0.5% 8/14/23	1,730,000	1,687,174
0.8% 10/16/25	560,000	515,999
0.8% 1/9/26	1,120,000	1,021,075
1.8% 2/13/25	100,000	96,520
2.9% 3/30/23	510,000	511,312
3% 4/1/25	860,000	855,646
		27,653,303
Diversified Financial Services - 1.2%
AB Svensk Exportkredit 0.25% 9/29/23	2,834,000	2,752,271
Berkshire Hathaway, Inc. 3.125% 3/15/26	1,120,000	1,120,011
Blackstone Private Credit Fund:
2.625% 12/15/26 (b)	200,000	173,694
2.7% 1/15/25 (b)	960,000	900,745
4.7% 3/24/25 (b)	1,000,000	974,795
BP Capital Markets America, Inc.:
2.75% 5/10/23	760,000	763,549
3.41% 2/11/26	790,000	787,261
Brixmor Operating Partnership LP:
3.9% 3/15/27	170,000	166,051
4.125% 6/15/26	500,000	497,553
DH Europe Finance II SARL 2.2% 11/15/24	700,000	682,233
KfW:
0.25% 10/19/23	7,000,000	6,792,427
0.375% 7/18/25	1,650,000	1,529,668
2.375% 12/29/22	1,972,000	1,976,733
2.5% 11/20/24	1,590,000	1,580,619
2.625% 2/28/24	2,000,000	2,002,437
Landwirtschaftliche Rentenbank 3.125% 11/14/23	3,350,000	3,380,402
Voya Financial, Inc. 5.65% 5/15/53 (c)	310,000	300,705
		26,381,154
Insurance - 0.5%
ACE INA Holdings, Inc.:
2.875% 11/3/22	55,000	55,165
3.35% 5/15/24	880,000	885,616
3.35% 5/3/26	620,000	618,200
AFLAC, Inc. 3.25% 3/17/25	780,000	778,797
Allstate Corp.:
0.75% 12/15/25	590,000	536,660
3.15% 6/15/23	100,000	100,537
5.75% 8/15/53 (c)	320,000	299,198
American International Group, Inc.:
2.5% 6/30/25	2,550,000	2,461,373
4.125% 2/15/24	620,000	631,038
Aon PLC 3.875% 12/15/25	570,000	573,381
Manulife Financial Corp. ISDAFIX USD MORNING FIXING 5Y + 1.640% 4.061% 2/24/32 (c)(d)	230,000	221,595
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	1,140,000	1,143,576
3.875% 3/15/24	732,000	740,440
MetLife, Inc.:
3.6% 4/10/24	200,000	202,894
4.368% 9/15/23 (c)	1,260,000	1,284,908
Pricoa Global Funding I 5.625% 6/15/43 (c)	1,030,000	1,021,977
Progressive Corp. 2.5% 3/15/27	240,000	228,493
Prudential Financial, Inc. 1.5% 3/10/26	160,000	149,156
		11,933,004
Thrifts & Mortgage Finance - 0.0%
Delta Air Lines Pass Through Trust 3.204% 10/25/25	170,000	167,047
TOTAL FINANCIALS		310,264,105
HEALTH CARE - 2.4%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22	300,000	299,833
2.6% 11/21/24	1,010,000	995,140
3.2% 5/14/26	100,000	98,441
3.75% 11/14/23	2,230,000	2,262,325
3.8% 3/15/25	800,000	808,817
3.85% 6/15/24	1,845,000	1,867,237
Amgen, Inc.:
1.9% 2/21/25	600,000	578,725
3.625% 5/22/24	730,000	738,544
Gilead Sciences, Inc.:
3.5% 2/1/25	2,490,000	2,498,942
3.65% 3/1/26	210,000	210,097
		10,358,101
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.95% 3/15/25	850,000	849,661
3.875% 9/15/25	670,000	686,142
Baxter International, Inc. 1.915% 2/1/27 (b)	1,200,000	1,097,942
Becton, Dickinson & Co. 3.363% 6/6/24	993,000	995,936
Boston Scientific Corp. 3.45% 3/1/24	1,498,000	1,509,191
Medtronic, Inc. 3.5% 3/15/25	680,000	688,891
Stryker Corp.:
1.15% 6/15/25	1,090,000	1,018,660
3.375% 5/15/24	540,000	543,999
Zimmer Biomet Holdings, Inc.:
3.05% 1/15/26	250,000	243,602
3.55% 4/1/25	870,000	870,360
		8,504,384
Health Care Providers & Services - 0.7%
Aetna, Inc. 3.5% 11/15/24	980,000	984,944
Anthem, Inc.:
2.375% 1/15/25	1,560,000	1,529,001
2.95% 12/1/22	25,000	25,053
Cigna Corp.:
1.25% 3/15/26	1,280,000	1,171,069
3.05% 11/30/22	50,000	50,131
3.25% 4/15/25	800,000	794,316
3.75% 7/15/23	707,000	714,085
4.5% 2/25/26	130,000	133,513
CVS Health Corp.:
2.625% 8/15/24	224,000	221,601
2.875% 6/1/26	530,000	513,859
3% 8/15/26	560,000	546,656
3.375% 8/12/24	1,310,000	1,314,178
HCA Holdings, Inc.:
4.5% 2/15/27	820,000	827,954
5.25% 4/15/25	700,000	726,008
5.25% 6/15/26	840,000	870,413
Humana, Inc. 1.35% 2/3/27	1,115,000	992,175
Sabra Health Care LP 5.125% 8/15/26	210,000	210,643
UnitedHealth Group, Inc.:
1.15% 5/15/26	886,000	816,095
2.375% 10/15/22	21,000	21,036
2.375% 8/15/24	400,000	395,295
2.875% 3/15/23	2,650,000	2,664,823
3.5% 6/15/23	200,000	202,658
Universal Health Services, Inc. 1.65% 9/1/26 (b)	270,000	241,429
		15,966,935
Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc. 0.85% 9/15/24	200,000	187,932
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 1.2% 5/28/26	2,000,000	1,835,773
AstraZeneca PLC:
2.375% 6/12/22	27,000	27,004
3.5% 8/17/23	510,000	514,675
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,100,000	1,014,011
2.9% 7/26/24	1,700,000	1,702,728
3.2% 6/15/26	296,000	295,799
3.25% 2/20/23	1,043,000	1,054,473
GlaxoSmithKline Capital PLC 3% 6/1/24	240,000	240,527
GlaxoSmithKline Capital, Inc. 3.625% 5/15/25	1,000,000	1,015,622
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27 (b)	1,230,000	1,204,576
Johnson & Johnson:
0.55% 9/1/25	1,000,000	929,240
2.625% 1/15/25	700,000	696,728
Merck & Co., Inc. 1.7% 6/10/27	2,000,000	1,852,345
Novartis Capital Corp.:
1.75% 2/14/25	200,000	194,884
2.4% 9/21/22	33,000	33,035
3% 11/20/25	1,010,000	1,012,513
3.4% 5/6/24	385,000	390,171
Pfizer, Inc.:
2.75% 6/3/26	620,000	609,311
2.95% 3/15/24	720,000	722,891
3% 12/15/26	110,000	108,979
3.2% 9/15/23	700,000	705,862
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	684,000	681,684
3.2% 9/23/26	480,000	469,364
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,000,000	977,014
Viatris, Inc. 1.65% 6/22/25	240,000	221,288
		18,510,497
TOTAL HEALTH CARE		53,527,849
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	180,000	171,140
2.375% 11/15/24	290,000	284,973
3.25% 4/1/25	120,000	120,295
3.5% 5/15/25	820,000	824,698
Huntington Ingalls Industries, Inc. 3.844% 5/1/25	210,000	209,229
Lockheed Martin Corp. 3.55% 1/15/26	376,000	381,491
Northrop Grumman Corp. 2.93% 1/15/25	1,460,000	1,447,464
Raytheon Technologies Corp.:
3.5% 3/15/27	420,000	416,780
3.65% 8/16/23	18,000	18,148
3.95% 8/16/25	1,320,000	1,343,730
The Boeing Co.:
1.95% 2/1/24	1,320,000	1,287,022
2.196% 2/4/26	1,750,000	1,602,643
2.75% 2/1/26	350,000	329,576
2.8% 3/1/23	60,000	59,922
2.85% 10/30/24	950,000	931,531
3.1% 5/1/26	100,000	95,232
4.508% 5/1/23	310,000	312,807
4.875% 5/1/25	1,790,000	1,811,384
		11,648,065
Air Freight & Logistics - 0.1%
FedEx Corp. 3.25% 4/1/26	310,000	305,956
United Parcel Service, Inc.:
2.4% 11/15/26	210,000	202,040
2.5% 4/1/23	800,000	801,326
2.8% 11/15/24	130,000	129,706
3.9% 4/1/25	420,000	427,704
		1,866,732
Airlines - 0.0%
Southwest Airlines Co.:
4.75% 5/4/23	100,000	101,609
5.25% 5/4/25	980,000	1,019,678
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	265,600	257,182
		1,378,469
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	1,362,000	1,308,780
Owens Corning 3.4% 8/15/26	260,000	254,115
		1,562,895
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	200,568
Republic Services, Inc.:
2.5% 8/15/24	100,000	98,342
2.9% 7/1/26	530,000	512,780
3.2% 3/15/25	130,000	128,743
Waste Management, Inc.:
0.75% 11/15/25	290,000	267,721
2.4% 5/15/23	390,000	389,304
		1,597,458
Electrical Equipment - 0.0%
Hubbell, Inc. 3.35% 3/1/26	110,000	108,240
Industrial Conglomerates - 0.1%
3M Co. 2.65% 4/15/25	55,000	54,405
Honeywell International, Inc.:
1.1% 3/1/27	330,000	298,331
1.35% 6/1/25	1,100,000	1,048,661
2.3% 8/15/24	110,000	108,897
2.5% 11/1/26	410,000	397,735
		1,908,029
Machinery - 0.4%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	400,000	389,096
0.95% 1/10/24	100,000	97,314
1.15% 9/14/26	420,000	381,973
1.45% 5/15/25	1,120,000	1,065,640
1.7% 1/8/27	370,000	342,724
2.85% 5/17/24	1,180,000	1,179,113
3.25% 12/1/24	860,000	866,457
3.45% 5/15/23	130,000	131,463
Caterpillar, Inc. 3.4% 5/15/24	750,000	758,573
Deere & Co. 2.75% 4/15/25	460,000	454,828
Illinois Tool Works, Inc. 3.5% 3/1/24	290,000	293,582
Ingersoll-Rand Luxembourg Finance SA 3.5% 3/21/26	310,000	306,236
Otis Worldwide Corp. 2.056% 4/5/25	550,000	527,638
Parker Hannifin Corp. 2.7% 6/14/24	440,000	433,587
Stanley Black & Decker, Inc. 3.4% 3/1/26	610,000	608,940
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	410,000	396,128
3.45% 11/15/26	280,000	265,843
4.4% 3/15/24	100,000	101,223
		8,600,358
Professional Services - 0.0%
Leidos, Inc.:
2.95% 5/15/23	210,000	209,473
3.625% 5/15/25	210,000	208,742
Thomson Reuters Corp. 3.35% 5/15/26	260,000	254,475
		672,690
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3% 3/15/23	890,000	893,863
3.05% 9/1/22	34,000	34,011
3.4% 9/1/24	970,000	979,266
3.85% 9/1/23	730,000	738,896
Canadian Pacific Railway Co. 1.75% 12/2/26	1,133,000	1,043,429
CSX Corp. 3.35% 11/1/25	760,000	758,142
Norfolk Southern Corp. 2.9% 6/15/26	490,000	473,688
Union Pacific Corp.:
2.15% 2/5/27	100,000	93,913
2.75% 4/15/23	50,000	50,079
2.75% 3/1/26	740,000	720,216
3.75% 3/15/24	410,000	414,766
3.75% 7/15/25	120,000	121,609
		6,321,878
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	570,000	540,806
2.2% 1/15/27	280,000	250,383
2.75% 1/15/23	100,000	99,821
3.375% 7/1/25	2,230,000	2,161,131
3.875% 7/3/23	230,000	230,700
4.25% 2/1/24	670,000	672,641
International Lease Finance Corp. 5.875% 8/15/22	75,000	75,384
		4,030,866
TOTAL INDUSTRIALS		39,695,680
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.95% 2/28/26	670,000	664,628
3.625% 3/4/24	1,490,000	1,513,826
		2,178,454
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
4% 7/15/24	710,000	717,015
5.45% 6/15/23	169,000	172,337
5.85% 7/15/25	2,110,000	2,217,546
6.02% 6/15/26	630,000	665,240
Flex Ltd.:
3.75% 2/1/26	280,000	274,876
4.75% 6/15/25	100,000	102,085
Vontier Corp. 1.8% 4/1/26	210,000	187,058
		4,336,157
IT Services - 0.7%
Automatic Data Processing, Inc. 3.375% 9/15/25	420,000	424,619
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	250,000	229,995
4.125% 5/1/25	250,000	246,850
5.5% 12/1/24	100,000	101,695
Fidelity National Information Services, Inc. 1.15% 3/1/26	609,000	551,654
Fiserv, Inc.:
2.75% 7/1/24	2,250,000	2,218,478
3.2% 7/1/26	280,000	271,914
3.85% 6/1/25	100,000	100,216
Global Payments, Inc.:
1.2% 3/1/26	1,057,000	954,578
2.15% 1/15/27	200,000	181,757
2.65% 2/15/25	290,000	281,889
IBM Corp.:
3% 5/15/24	1,400,000	1,402,137
3.375% 8/1/23	2,170,000	2,187,267
3.45% 2/19/26	1,290,000	1,288,143
MasterCard, Inc.:
2% 3/3/25	1,100,000	1,074,047
3.3% 3/26/27	340,000	339,884
PayPal Holdings, Inc.:
1.65% 6/1/25	1,300,000	1,240,526
2.4% 10/1/24	320,000	315,694
The Western Union Co.:
1.35% 3/15/26	330,000	298,066
2.85% 1/10/25	100,000	97,455
Visa, Inc.:
2.15% 9/15/22	43,000	43,030
2.8% 12/14/22	1,410,000	1,415,958
3.15% 12/14/25	1,550,000	1,551,837
		16,817,689
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. 2.95% 4/1/25	570,000	565,904
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	450,000	442,526
Broadcom, Inc.:
3.15% 11/15/25	1,846,000	1,792,194
3.459% 9/15/26	691,000	674,024
Intel Corp.:
2.6% 5/19/26	100,000	97,642
3.4% 3/25/25	1,643,000	1,655,970
3.7% 7/29/25	450,000	457,006
3.75% 3/25/27	350,000	355,038
Marvell Technology, Inc. 1.65% 4/15/26	270,000	245,966
Microchip Technology, Inc.:
2.67% 9/1/23	800,000	794,227
4.25% 9/1/25	600,000	596,891
4.333% 6/1/23	390,000	394,551
Micron Technology, Inc. 4.975% 2/6/26	210,000	216,687
NVIDIA Corp. 0.584% 6/14/24	1,500,000	1,438,084
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	960,000	920,804
3.875% 6/18/26	170,000	167,779
Qualcomm, Inc. 2.9% 5/20/24	1,020,000	1,021,671
		11,836,964
Software - 0.7%
Fortinet, Inc. 1% 3/15/26	210,000	188,083
Microsoft Corp.:
2.125% 11/15/22	220,000	220,184
2.375% 5/1/23	590,000	590,954
2.7% 2/12/25	2,120,000	2,114,888
2.875% 2/6/24	1,630,000	1,637,803
3.125% 11/3/25	620,000	624,664
3.3% 2/6/27	310,000	313,689
3.625% 12/15/23	2,000,000	2,030,825
Oracle Corp.:
1.65% 3/25/26	1,956,000	1,780,981
2.5% 4/1/25	1,700,000	1,638,722
2.625% 2/15/23	1,655,000	1,653,533
2.65% 7/15/26	840,000	787,707
Roper Technologies, Inc.:
1% 9/15/25	518,000	475,315
3.125% 11/15/22	100,000	100,220
3.65% 9/15/23	360,000	363,036
3.8% 12/15/26	280,000	279,211
VMware, Inc.:
1.4% 8/15/26	1,177,000	1,055,080
4.5% 5/15/25	100,000	101,857
		15,956,752
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
0.55% 8/20/25	1,100,000	1,021,285
0.7% 2/8/26	1,100,000	1,014,789
1.125% 5/11/25	1,500,000	1,427,335
1.8% 9/11/24	2,870,000	2,816,553
2.4% 1/13/23	1,250,000	1,252,484
2.45% 8/4/26	100,000	97,344
2.5% 2/9/25	1,100,000	1,090,349
2.75% 1/13/25	600,000	598,676
3.25% 2/23/26	1,530,000	1,538,935
3.45% 5/6/24	100,000	101,518
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (c)	1,310,000	1,353,056
HP, Inc. 1.45% 6/17/26	1,000,000	899,737
		13,212,061
TOTAL INFORMATION TECHNOLOGY		64,338,077
MATERIALS - 0.5%
Chemicals - 0.3%
DuPont de Nemours, Inc. 4.205% 11/15/23	4,052,000	4,128,818
Eastman Chemical Co.:
3.6% 8/15/22	181,000	181,250
3.8% 3/15/25	160,000	160,377
LYB International Finance III LLC 1.25% 10/1/25	800,000	736,076
PPG Industries, Inc. 1.2% 3/15/26	100,000	91,137
Sherwin-Williams Co.:
2.75% 6/1/22	51,000	51,000
3.125% 6/1/24	1,090,000	1,088,890
The Dow Chemical Co. 3.625% 5/15/26	300,000	300,153
The Mosaic Co.:
3.25% 11/15/22	200,000	200,531
4.25% 11/15/23	380,000	385,605
		7,323,837
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 0.65% 7/15/23	250,000	243,791
Containers & Packaging - 0.1%
Berry Global, Inc.:
0.95% 2/15/24	800,000	761,111
1.57% 1/15/26	280,000	254,635
1.65% 1/15/27	120,000	107,281
WRKCo, Inc.:
3% 9/15/24	190,000	187,801
4.65% 3/15/26	340,000	349,377
		1,660,205
Metals & Mining - 0.1%
Nucor Corp. 2% 6/1/25	240,000	229,512
Southern Copper Corp. 3.875% 4/23/25	240,000	239,070
Vale Overseas Ltd. 6.25% 8/10/26	640,000	686,432
		1,155,014
TOTAL MATERIALS		10,382,847
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc. 3.45% 4/30/25	520,000	518,161
American Campus Communities Operating Partnership LP 3.3% 7/15/26	250,000	246,624
American Tower Corp.:
1.3% 9/15/25	677,000	623,560
1.6% 4/15/26	880,000	802,678
3.375% 5/15/24	763,000	761,975
3.65% 3/15/27	690,000	671,027
4.4% 2/15/26	290,000	293,552
AvalonBay Communities, Inc.:
2.95% 5/11/26	290,000	282,375
3.45% 6/1/25	620,000	617,367
Boston Properties, Inc.:
2.75% 10/1/26	640,000	605,547
3.65% 2/1/26	320,000	316,563
3.8% 2/1/24	520,000	523,423
Crown Castle International Corp.:
1.05% 7/15/26	250,000	222,463
1.35% 7/15/25	439,000	406,154
2.9% 3/15/27	560,000	528,063
3.7% 6/15/26	480,000	474,160
4.45% 2/15/26	260,000	263,467
Equinix, Inc. 1.45% 5/15/26	491,000	444,221
Federal Realty Investment Trust 1.25% 2/15/26	290,000	263,398
Healthcare Trust of America Holdings LP 3.5% 8/1/26	240,000	235,270
Healthpeak Properties, Inc. 1.35% 2/1/27	540,000	483,390
Kilroy Realty LP 4.375% 10/1/25	300,000	301,769
Kimco Realty Corp. 3.3% 2/1/25	1,630,000	1,614,539
National Retail Properties, Inc. 4% 11/15/25	240,000	242,272
Office Properties Income Trust 4.5% 2/1/25	540,000	529,576
Omega Healthcare Investors, Inc. 5.25% 1/15/26	500,000	506,777
Realty Income Corp.:
4.6% 2/6/24	450,000	459,713
4.625% 11/1/25	1,380,000	1,425,488
Simon Property Group LP:
2% 9/13/24	970,000	944,033
3.25% 11/30/26	240,000	233,880
3.3% 1/15/26	800,000	790,576
3.5% 9/1/25	360,000	358,106
Ventas Realty LP:
3.5% 4/15/24	100,000	100,296
3.5% 2/1/25	931,000	923,329
4.125% 1/15/26	120,000	120,593
VICI Properties LP 4.75% 2/15/28	550,000	544,088
Vornado Realty LP 2.15% 6/1/26	400,000	364,877
Welltower, Inc.:
3.625% 3/15/24	1,080,000	1,083,381
4% 6/1/25	320,000	321,588
4.25% 4/1/26	140,000	140,863
WP Carey, Inc. 4% 2/1/25	570,000	573,084
		21,162,266
Real Estate Management & Development - 0.1%
CBRE Group, Inc. 4.875% 3/1/26	250,000	255,417
Essex Portfolio LP 3.5% 4/1/25	630,000	623,958
Mid-America Apartments LP 4% 11/15/25	480,000	483,326
		1,362,701
TOTAL REAL ESTATE		22,524,967
UTILITIES - 1.8%
Electric Utilities - 1.0%
AEP Transmission Co. LLC 3.1% 12/1/26	180,000	176,182
American Electric Power Co., Inc.:
0.75% 11/1/23	880,000	852,680
1% 11/1/25	260,000	238,000
Cleco Corporate Holdings LLC 3.743% 5/1/26	220,000	215,013
Connecticut Light & Power Co.:
0.75% 12/1/25	100,000	90,976
2.5% 1/15/23	100,000	100,052
DTE Electric Co. 3.65% 3/15/24	360,000	364,900
Duke Energy Corp.:
0.9% 9/15/25	100,000	91,966
2.65% 9/1/26	340,000	323,639
3.75% 4/15/24	1,100,000	1,110,755
3.95% 10/15/23	1,460,000	1,477,280
Entergy Corp. 0.9% 9/15/25	1,100,000	1,001,974
Entergy Louisiana LLC 2.4% 10/1/26	490,000	461,488
Eversource Energy:
2.9% 10/1/24	780,000	772,989
2.9% 3/1/27	160,000	153,722
3.8% 12/1/23	480,000	483,946
Exelon Corp.:
2.75% 3/15/27 (b)	600,000	569,677
3.4% 4/15/26	100,000	98,249
3.95% 6/15/25	630,000	635,648
FirstEnergy Corp. 2.05% 3/1/25	340,000	316,642
Florida Power & Light Co.:
2.85% 4/1/25	389,000	387,294
3.125% 12/1/25	530,000	529,950
Fortis, Inc. 3.055% 10/4/26	460,000	442,166
Georgia Power Co. 2.1% 7/30/23	910,000	902,694
NextEra Energy Capital Holdings, Inc.:
0.65% 3/1/23	770,000	757,975
1.875% 1/15/27	430,000	396,436
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	340,000	309,980
2.75% 6/1/24	770,000	766,056
Pacific Gas & Electric Co.:
2.95% 3/1/26	100,000	92,911
3.15% 1/1/26	1,470,000	1,383,166
3.45% 7/1/25	240,000	230,593
3.5% 6/15/25	240,000	232,123
Pinnacle West Capital Corp. 1.3% 6/15/25	140,000	129,593
PPL Capital Funding, Inc. 3.1% 5/15/26	270,000	262,022
Public Service Electric & Gas Co. 0.95% 3/15/26	180,000	165,020
Southern California Edison Co. 3.7% 8/1/25	1,680,000	1,674,517
Southern Co.:
2.95% 7/1/23	790,000	791,478
3.25% 7/1/26	1,890,000	1,846,693
Southwestern Electric Power Co. 2.75% 10/1/26	320,000	303,741
Virginia Electric & Power Co.:
2.95% 11/15/26	180,000	174,449
3.15% 1/15/26	360,000	354,087
Xcel Energy, Inc.:
1.75% 3/15/27	590,000	536,445
3.3% 6/1/25	100,000	99,128
		22,304,295
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 2.5% 11/15/24	3,041,000	2,974,567
ONE Gas, Inc. 0.85% 3/11/23	540,000	531,964
Southern California Gas Co.:
2.6% 6/15/26	510,000	491,180
3.15% 9/15/24	230,000	230,009
		4,227,720
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 3.55% 6/15/26	390,000	381,151
Exelon Generation Co. LLC 3.25% 6/1/25	1,280,000	1,256,164
Southern Power Co. 4.15% 12/1/25	380,000	385,542
The AES Corp. 1.375% 1/15/26	330,000	298,140
		2,320,997
Multi-Utilities - 0.5%
Ameren Corp. 2.5% 9/15/24	400,000	392,054
Berkshire Hathaway Energy Co.:
2.8% 1/15/23	2,800,000	2,838,340
4.05% 4/15/25	1,000,000	1,022,507
CenterPoint Energy, Inc. 1.45% 6/1/26	370,000	338,288
Dominion Energy, Inc. 1.45% 4/15/26	1,900,000	1,739,852
DTE Energy Co.:
1.05% 6/1/25	920,000	853,729
2.85% 10/1/26	100,000	96,191
NiSource, Inc. 0.95% 8/15/25	1,343,000	1,229,850
Public Service Enterprise Group, Inc.:
2.65% 11/15/22	96,000	96,019
2.875% 6/15/24	1,300,000	1,286,946
San Diego Gas & Electric Co. 2.5% 5/15/26	280,000	268,467
WEC Energy Group, Inc. 0.8% 3/15/24	710,000	678,084
		10,840,327
TOTAL UTILITIES		39,693,339
TOTAL NONCONVERTIBLE BONDS (Cost $719,585,374)		685,896,733

U.S. Government and Government Agency Obligations - 66.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.2%
Fannie Mae:
0.375% 8/25/25	1,805,000	1,670,622
0.5% 6/17/25	5,180,000	4,837,719
0.625% 4/22/25	534,000	502,342
1.625% 10/15/24	800,000	779,880
1.75% 7/2/24	860,000	846,422
2.375% 1/19/23	380,000	381,466
Federal Home Loan Bank:
0.375% 9/4/25	460,000	425,950
0.5% 4/14/25	695,000	651,771
1.375% 2/17/23	3,000,000	2,988,883
1.5% 8/15/24	125,000	122,104
1.875% 12/9/22	22,150,000	22,175,791
Freddie Mac:
0.125% 10/16/23	2,000,000	1,941,757
0.25% 8/24/23	3,000,000	2,928,438
0.25% 12/4/23	4,375,000	4,238,215
0.375% 7/21/25	1,600,000	1,485,580
0.375% 9/23/25	1,156,000	1,068,401
1.5% 2/12/25	1,590,000	1,538,503
2.75% 6/19/23	195,000	196,264
Tennessee Valley Authority 0.75% 5/15/25	240,000	226,039
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		49,006,147
U.S. Treasury Obligations - 63.8%
U.S. Treasury Notes:
0.125% 12/31/22	5,000	4,955
0.125% 6/30/23	6,000	5,868
0.125% 7/31/23	16,000	15,618
0.125% 8/15/23	15,000	14,628
0.125% 12/15/23	5,767,000	5,574,166
0.125% 2/15/24 (e)	26,404,000	25,402,504
0.25% 3/15/24	38,122,000	36,661,153
0.25% 5/15/24	2,574,000	2,463,398
0.25% 6/15/24	13,928,000	13,295,255
0.25% 9/30/25	19,409,000	17,854,764
0.375% 4/15/24	25,876,000	24,875,326
0.375% 7/15/24 (e)	45,554,000	43,507,629
0.375% 8/15/24	15,136,000	14,421,770
0.375% 9/15/24	7,620,000	7,241,977
0.375% 11/30/25	154,939,000	142,489,410
0.375% 12/31/25	22,154,000	20,334,083
0.375% 1/31/26	58,387,000	53,465,158
0.5% 11/30/23	101,386,000	98,637,488
0.5% 2/28/26	203,191,000	186,538,844
0.625% 10/15/24	15,730,000	15,008,018
0.75% 12/31/23	161,419,000	157,358,303
0.75% 11/15/24	4,180,000	3,991,410
0.75% 3/31/26	14,241,000	13,179,600
0.75% 4/30/26	91,101,000	84,183,018
0.75% 5/31/26	22,470,000	20,717,165
0.75% 8/31/26	76,902,000	70,533,553
0.875% 1/31/24	131,400,000	128,094,469
0.875% 6/30/26	37,323,000	34,535,438
1% 12/15/24	19,540,000	18,743,898
1.125% 1/15/25	3,465,000	3,329,107
1.125% 2/28/25	9,000	8,628
1.125% 10/31/26	26,274,000	24,421,478
1.25% 12/31/26	36,690,000	34,200,526
1.375% 2/15/23	2,000	1,993
1.5% 2/29/24	9,120,000	8,973,938
1.5% 10/31/24	3,607,000	3,511,048
1.5% 11/30/24	2,715,000	2,638,535
1.5% 1/31/27	21,024,000	19,801,980
1.75% 6/15/22	2,000	2,001
1.75% 6/30/22	4,000	4,003
1.75% 6/30/24	134,000	131,838
1.75% 7/31/24	2,916,000	2,865,995
1.75% 12/31/24	402,000	392,688
2% 10/31/22	2,000	2,005
2% 11/30/22	2,000	2,004
2% 5/31/24	875,000	866,079
2.125% 2/29/24	2,848,000	2,831,980
2.125% 3/31/24	9,889,000	9,825,649
2.25% 12/31/23	3,658,000	3,650,855
2.25% 1/31/24	237,000	236,324
2.375% 2/29/24	8,231,000	8,222,319
2.5% 1/31/24	2,916,000	2,919,303
2.5% 5/31/24	15,000,000	14,984,180
2.5% 3/31/27 (e)	12,500,000	12,315,430
2.75% 2/15/24	1,643,000	1,651,600
2.75% 4/30/27	38,220,000	38,079,661
TOTAL U.S. TREASURY OBLIGATIONS		1,435,020,013
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,541,648,359)		1,484,026,160

Foreign Government and Government Agency Obligations - 1.1%
	Principal Amount (a)	Value ($)
Alberta Province:
2.2% 7/26/22	331,000	331,281
2.95% 1/23/24	2,900,000	2,912,528
British Columbia Province 2.25% 6/2/26	800,000	776,968
Canadian Government 2% 11/15/22	200,000	200,195
Chilean Republic 3.125% 3/27/25	320,000	317,060
Export Development Canada:
1.75% 7/18/22	300,000	300,294
2.625% 2/21/24	200,000	199,302
2.75% 3/15/23	150,000	150,635
Hungarian Republic:
5.375% 2/21/23	2,140,000	2,173,839
5.75% 11/22/23	110,000	113,114
Israeli State 4% 6/30/22	970,000	971,987
Italian Republic:
1.25% 2/17/26	910,000	823,641
2.375% 10/17/24	860,000	839,327
6.875% 9/27/23	770,000	807,730
Korean Republic:
3.875% 9/11/23	1,000,000	1,014,570
5.625% 11/3/25	120,000	129,244
Manitoba Province 2.6% 4/16/24	720,000	718,258
Ontario Province:
0.625% 1/21/26	900,000	826,070
2.5% 4/27/26	2,690,000	2,631,762
3.05% 1/29/24	910,000	915,496
3.4% 10/17/23	90,000	91,027
Panamanian Republic:
3.75% 3/16/25	200,000	200,600
4% 9/22/24	810,000	818,758
Peruvian Republic:
2.392% 1/23/26	110,000	103,971
7.35% 7/21/25	590,000	647,267
Philippine Republic:
4.2% 1/21/24	1,300,000	1,318,018
10.625% 3/16/25	540,000	640,634
Polish Government 4% 1/22/24	730,000	737,437
Quebec Province:
2.5% 4/9/24	690,000	686,826
2.5% 4/20/26	1,250,000	1,222,675
United Mexican States:
3.6% 1/30/25	1,000,000	1,010,000
4.125% 1/21/26	750,000	761,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,563,979)		25,391,764

Supranational Obligations - 2.4%
	Principal Amount (a)	Value ($)
African Development Bank:
0.875% 7/22/26	1,200,000	1,102,729
3% 9/20/23	240,000	241,658
Asian Development Bank:
0.375% 9/3/25	3,275,000	3,023,017
0.5% 2/4/26	1,500,000	1,377,098
1.5% 10/18/24	300,000	291,548
1.75% 9/13/22	57,000	57,010
2.625% 1/30/24	650,000	651,080
2.75% 3/17/23	1,025,000	1,029,816
Asian Infrastructure Investment Bank:
0.25% 9/29/23	1,000,000	970,825
0.5% 10/30/24	3,000,000	2,836,144
Corporacion Andina de Fomento:
1.625% 9/23/25	1,000,000	943,757
3.75% 11/23/23	190,000	192,259
Council of Europe Development Bank 1.375% 2/27/25	910,000	876,197
European Investment Bank:
1.375% 5/15/23	1,330,000	1,318,668
2% 12/15/22	1,062,000	1,062,949
2.25% 6/24/24	8,478,000	8,418,919
2.375% 6/15/22	100,000	100,049
2.5% 10/15/24	2,050,000	2,040,066
2.875% 8/15/23	800,000	804,729
3.125% 12/14/23	530,000	535,104
Inter-American Development Bank:
0.5% 5/24/23	2,000,000	1,965,484
0.625% 7/15/25	750,000	700,957
0.875% 4/20/26	3,000,000	2,776,190
1.5% 1/13/27	3,500,000	3,285,308
2.5% 1/18/23	590,000	591,947
2.625% 1/16/24	400,000	400,535
3% 9/26/22	570,000	572,722
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,780,279
0.5% 10/28/25	3,881,000	3,587,113
1.5% 8/28/24	850,000	828,447
1.625% 1/15/25	3,187,000	3,097,310
2.25% 3/28/24	1,000,000	993,702
2.5% 3/19/24	250,000	249,705
3% 9/27/23	490,000	493,657
7.625% 1/19/23	830,000	859,017
International Finance Corp.:
0.375% 7/16/25	490,000	454,667
1.375% 10/16/24	1,706,000	1,655,879
2% 10/24/22	90,000	90,115
2.875% 7/31/23	300,000	301,655
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $56,156,872)		53,558,311

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	945,000	907,764
Discover Bank 3.35% 2/6/23	2,770,000	2,780,515
Fifth Third Bank, Cincinnati 3.85% 3/15/26	420,000	419,553
PNC Bank NA 4.2% 11/1/25	560,000	568,530
Truist Bank:
2.636% 9/17/29 (c)	1,270,000	1,230,751
3% 2/2/23	100,000	100,368
TOTAL BANK NOTES (Cost $6,214,087)		6,007,481

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (f)	6,323,552	6,324,817
Fidelity Securities Lending Cash Central Fund 0.82% (f)(g)	57,400,829	57,406,569
TOTAL MONEY MARKET FUNDS (Cost $63,731,386)		63,731,386

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $2,413,900,057)	2,318,611,835
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(68,677,040)
NET ASSETS - 100.0%	2,249,934,795

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,773,744 or 0.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	34,695,219	541,005,796	569,376,198	10,220	-	-	6,324,817	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	25,994,659	697,739,889	666,327,979	53,720	-	-	57,406,569	0.2%
Total	60,689,878	1,238,745,685	1,235,704,177	63,940	-	-	63,731,386

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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